INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payable (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Current
Trade creditors	$ 44,470,002	$ 37,139,351
Taxes	2,066,219	2,163,552
Consideration of payment for Bioceres Crops S.A. acquisition (Note 15)	122,950	122,950
Miscellaneous	144,478	212,138
Trade and other payable	62,481,922	57,289,862
Non current
Trade creditors	319,004
Consideration of payment for Bioceres Crops S.A. acquisition (Note 15)	452,654	452,654
Trade and other payables	771,658	452,654
Shareholders and other other related parties
Current
Trade payable, related party	2,392,591	1,031,710
Parent company
Current
Trade payable, related party	29,107	2,210,308
Joint ventures and associates
Current
Trade payable, related party	$ 13,256,575	$ 14,409,853